Real Estate Investments - Direct Financing Lease (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Real Estate [Abstract]
Future minimum lease payments receivable	$ 33,729
Unguaranteed residual value of property	46,172
Unearned income	(13,789)
Capital Leases, Net Investment in Direct Financing Leases	$ 66,112	$ 0